Trade payables and accrued expenses (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of Trade Payables and Accrued Expenses

	As at March 31,
	2021		2022
Trade payables	₹	23,232	₹	28,683
Accrued expenses		53,280		70,351

	₹	76,512	₹	99,034